Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Taxes Text Block Abstract
Deferred income tax assets and liabilities
17.	Deferred income tax assets and liabilities

The following is the composition of the caption according to the items that originated it:

	As of January 1, 2021	Effect on profit or loss	Effect on OCI	As of December 31, 2021	Effect on profit or loss	Additions quarry rehabilitation provision	Effect on OCI	As of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Provision for vacations	1,570	335	-	1,905	196	-	-	2,101
Allowance for expected credit losses for trade receivables	1,457	76	-	1,533	555	-	-	2,088
Provision of discounts and bonuses to customers	2,457	(230)	-	2,227	(448)	-	-	1,779
Lease liabilities	892	(87)	14	819	(119)	-	-	700
Effect of tax-loss carry forward	9,270	(7,559)	-	1,711	(1,018)	-	-	693
Legal claim contingency	461	-	-	461	-	-	-	461
Estimate for devaluation of spare parts and supplies	431	1	-	432	3	-	-	435
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	227	73	-	300	89	-	-	389
Effect of differences between book and tax bases of inventories	55	-	-	55	-	-	-	55
Allowance for expected credit losses for other receivables	974	-	-	974	(974)	-	-	-
Other	63	555	(14)	604	290	-	-	894
	17,857	(6,836)	-	11,021	(1,426)	-	-	9,595
Deferred income tax liabilities
Right of use assets	(809)	178	(17)	(648)	88	-	-	(560)
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(1,430)	486	-	(944)	897	-	-	(47)
Other	-	-	17	17	-	-	-	17
	(2,239)	664	-	(1,575)	985	-	-	(590)
Total deferred income tax assets	15,618	(6,172)	-	9,446	(441)	-	-	9,005
Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,563	255	-	17,818	212	-	-	18,030
Long-term incentive plan	3,566	3,075	-	6,641	2,794	-	-	9,435
Impairment of mining assets	6,916	(212)	-	6,704	951	-	-	7,655
Financial instruments designated at fair value through OCI	6,051	-	589	6,640	-	-	167	6,807
Provision for spare parts and supplies obsolescence	5,381	327	-	5,708	216	-	-	5,924
Provision for vacations	3,258	423	-	3,681	203	-	-	3,884
Quarry rehabilitation provision	2,781	(55)	-	2,726	27	810	-	3,563
Allowance for expected credit losses for trade receivables	101	534	-	635	18	-	-	653
Legal claim contingency	1,065	(135)	-	930	(502)	-	-	428
Lease liabilities	450	-	-	450	(240)	-	-	210
Other	275	53	-	328	-	-	-	328
	47,407	4,265	589	52,261	3,679	810	167	56,917
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates	(192,544)	2,366	-	(190,178)	3,752	(810)	-	(187,236)
Net gain on cash flow hedge	(2,952)	1,684	(6,146)	(7,414)	36	-	(1,133)	(8,511)
Effect of costs of issuance of senior notes	(770)	(1,915)	-	(2,685)	314	-	-	(2,371)
Right of use assets	(963)	217	-	(746)	354	-	-	(392)
Other	(42)	-	-	(42)	-	-	-	(42)
	(197,271)	2,352	(6,146)	(201,065)	4,456	(810)	(1,133)	(198,552)
Total deferred income tax liabilities, net	(149,864)	6,617	(5,557)	(148,804)	8,135	-	(966)	(141,635)
		445	(5,557)		7,694		(966)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The legal right is defined for each individual determination of the income tax of the Company and its Subsidiaries.

A reconciliation between tax expense and the product of the accounting profit multiplied by Peruvian tax rate for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Profit before income tax	262,420	224,110	85,898
Income tax expense calculated at the statutory income tax rate of 29.5%	(77,414)	(66,112)	(25,340)

Permanent differences
Non-deductible expenses, net	(7,415)	(4,070)	(1,596)
Effect of tax-loss carry forward not recognized	(763)	(758)	(1,068)
Income tax expense the effective income tax rate of 33% in 2022 (2021: 32% and 2020: 33%)	(85,592)	(70,940)	(28,004)

The components of the deferred income tax related to the items recognized in the OCI during the years ended December 31, 2022, 2021 and 2020, are as follow:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(93,286)	(71,385)	(25,779)
Deferred	7,694	445	(2,225)
	(85,592)	(70,940)	(28,004)

The income tax recorded directly to OCI represents a loss of S/966,000 during 2022, a loss of S/5,557,000 during 2021 and a gain of S/5,659,000 during 2020.

The composition of the deferred income tax related to the items recognized in OCI is as follow:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain on available-for-sale financial asset	167	589	5,172
Tax effect on unrealized gain (loss) on hedging derivative financial asset	(1,133)	(6,146)	487
Total deferred income tax in OCI	(966)	(5,557)	5,659

As of December 31, 2022, 2021 and 2020, the Group had not recognized a deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the current tax rules in effect in Peru, are not subject to income tax.

As of December 31, 2022, certain subsidiaries of the Group had tax loss carryforwards of S/25,424,000 (2021: S/24,085,000). These tax loss carryforwards do not expire, are related to subsidiaries that have a history of losses for some time and cannot be used to offset future taxable profits of other Group subsidiaries. No deferred tax assets have been recognized in relation to these tax loss carryforwards, since there are no possibilities of tax planning opportunities or other evidence of recovery in the near future.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/104,842,000 (2020: S/83,079,000), which should not be recognized in the consolidated financial statements as it is not expected to reverse in the foreseeable future and the Company is in control of such reversal.